17 Property, Plant and Equipment (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Additions/Reversal of impairment		R$ 366,298	R$ 582,259
Depreciation		(682,044)	(665,182)
Loss on disposal		(95,122)	(158,084)
Transfers		(685,775)	(7,553)
Property, plant and equipment, ending		9,495,460
In Service [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning		10,019,517	6,248,576
Additions/Reversal of impairment		89,050	61,112
Depreciation		(682,044)	(665,182)
Loss on disposal		(86,996)	(142,544)
Transfers		(454,413)	4,517,555
Property, plant and equipment, ending		8,885,114	10,019,517
In Service [member] | Reservoirs, Dams and Aqueducts [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning		3,676,692	2,426,474
Additions/Reversal of impairment
Depreciation		(195,062)	(188,334)
Loss on disposal			(42)
Transfers		(239)	1,438,594
Property, plant and equipment, ending		3,481,391	3,676,692
In Service [member] | Machinery and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning		6,003,890	2,974,142
Additions/Reversal of impairment
Depreciation		(431,088)	(409,571)
Loss on disposal		(86,550)	(141,902)
Transfers		160,968	3,581,221
Property, plant and equipment, ending		5,024,232	6,003,890
In Service [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning		908,024	479,207
Additions/Reversal of impairment
Depreciation		(42,593)	(52,330)
Loss on disposal		(83)
Transfers		7,227	481,147
Property, plant and equipment, ending		872,575	908,024
In Service [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning		462,420	357,102
Additions/Reversal of impairment
Depreciation		(10,617)	(9,466)
Loss on disposal		(2)	(463)
Transfers		107	115,247
Property, plant and equipment, ending		451,908	462,420
In Service [member] | Vehicles and Aircraft [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning		3,084	5,766
Additions/Reversal of impairment
Depreciation		(1,171)	(3,482)
Loss on disposal		(123)	(128)
Transfers		102	928
Property, plant and equipment, ending		1,892	3,084
In Service [member] | Furniture And Tools [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning		7,949	9,415
Additions/Reversal of impairment
Depreciation		(1,559)	(2,007)
Loss on disposal		(238)	(9)
Transfers		664	550
Property, plant and equipment, ending		6,816	7,949
In Service [member] | Impairment (17.5) [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning		(961,177)
Additions/Reversal of impairment		35,656
Depreciation
Loss on disposal
Transfers
Property, plant and equipment, ending		(925,521)	(961,177)
In Service [member] | Impairment (17.6) [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning		(81,322)
Additions/Reversal of impairment		53,394
Depreciation
Loss on disposal
Transfers
Property, plant and equipment, ending		(27,928)	(81,322)
In Service [member] | Special Obligations [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning		(43)	(41)
Additions/Reversal of impairment
Depreciation		46	8
Loss on disposal
Transfers		(254)	(10)
Property, plant and equipment, ending		(251)	(43)
In Service [member] | Reclassification [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions/Reversal of impairment	[1]
Depreciation	[1]
Loss on disposal	[1]
Transfers	[1]	(622,988)
Property, plant and equipment, ending		(622,988)
In Service [member] | Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning		(1,042,499)	(3,489)
Additions/Reversal of impairment			61,112
Depreciation
Loss on disposal
Transfers			(1,100,122)
Property, plant and equipment, ending			(1,042,499)
In Progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning		572,586	4,592,087
Additions/Reversal of impairment		277,248	521,147
Depreciation
Loss on disposal		(8,126)	(15,540)
Transfers		(231,362)	(4,525,108)
Property, plant and equipment, ending		610,346	572,586
In Progress [member] | Impairment (17.5) [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning		(122,261)
Additions/Reversal of impairment		1,953
Depreciation
Loss on disposal
Transfers
Property, plant and equipment, ending		(120,308)	(122,261)
In Progress [member] | Impairment (17.6) [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning		(5,325)
Additions/Reversal of impairment		1,472
Depreciation
Loss on disposal
Transfers
Property, plant and equipment, ending		(3,853)	(5,325)
In Progress [member] | Reclassification [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning
Additions/Reversal of impairment
Depreciation
Loss on disposal
Transfers		(61,309)
Property, plant and equipment, ending		(61,309)
In Progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning		700,172	5,789,780
Additions/Reversal of impairment		273,823	551,162
Depreciation
Loss on disposal		(8,126)	(15,540)
Transfers		(170,053)	(5,625,230)
Property, plant and equipment, ending		734,507	700,172
In Progress [member] | Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning		R$ (127,586)	(1,197,693)
Additions/Reversal of impairment			(30,015)
Depreciation
Loss on disposal
Transfers			1,100,122
Property, plant and equipment, ending			R$ (127,586)

[1]	Reclassification to Assets classified as held for sale (Note 40).